SGI U.S. Large Cap Equity Fund
Schedule of Investments
May 31, 2026 (Unaudited)

COMMON STOCKS - 95.6%	Shares	Value
Aerospace/Defense - 0.5%
General Dynamics Corp.	3,004	$ 1,041,847

Apparel - 0.3%
Ralph Lauren Corp.	1,384	503,638

Auto Manufacturers - 0.2%
General Motors Co.	5,042	419,696

Banks - 1.4%
Bank of America Corp.	13,309	686,744
Bank of New York Mellon Corp.	8,821	1,229,912
KeyCorp	32,502	693,268
		2,609,924

Beverages - 6.6%
Coca-Cola Co.	44,214	3,493,348
Monster Beverage Corp. (a)	49,714	4,378,809
PepsiCo, Inc.	33,206	4,787,973
		12,660,130

Biotechnology - 6.9%
BioMarin Pharmaceutical, Inc. (a)	31,595	1,810,078
Incyte Corp. (a)	49,345	4,773,635
Regeneron Pharmaceuticals, Inc.	5,336	3,280,466
United Therapeutics Corp. (a)	3,253	1,811,335
Vertex Pharmaceuticals, Inc. (a)	3,275	1,465,694
		13,141,208

Commercial Services - 0.7%
Automatic Data Processing, Inc.	2,521	559,259
Cintas Corp.	4,559	780,774
		1,340,033

Computers - 1.1%
Crowdstrike Holdings, Inc. - Class A (a)	879	642,549
Fortinet, Inc. (a)	10,321	1,423,988
		2,066,537

Cosmetics/Personal Care - 2.7%
Colgate-Palmolive Co.	56,837	5,122,719

Diversified Financial Services - 4.3%
Cboe Global Markets, Inc.	5,226	1,743,185
Charles Schwab Corp.	3,916	342,063
CME Group, Inc.	6,217	1,700,598
Intercontinental Exchange, Inc.	9,243	1,366,577
Mastercard, Inc. - Class A	6,270	3,097,255
		8,249,678

Electric - 9.7%

Ameren Corp.	8,381	904,897
American Electric Power Co., Inc.	7,518	952,305
CMS Energy Corp.	30,173	2,189,655
Consolidated Edison, Inc.	26,186	2,766,027
DTE Energy Co.	17,824	2,546,515
Duke Energy Corp.	18,375	2,255,164
Evergy, Inc.	33,563	2,753,508
Exelon Corp.	40,769	1,860,697
Pinnacle West Capital Corp. (b)	3,914	390,382
Public Service Enterprise Group, Inc.	11,636	915,171
Vistra Corp.	5,830	934,141
		18,468,462

Electronics - 2.1%
Amphenol Corp. - Class A	24,419	3,632,571
Garmin Ltd.	1,523	356,260
		3,988,831

Energy-Alternate Sources - 0.8%
First Solar, Inc. (a)	4,715	1,446,515

Engineering & Construction - 2.0%
Comfort Systems USA, Inc.	790	1,444,286
EMCOR Group, Inc.	2,846	2,353,130
		3,797,416

Food - 0.6%
Sysco Corp.	5,671	429,919
Tyson Foods, Inc. - Class A (b)	11,363	693,370
		1,123,289

Gas - 2.0%
Atmos Energy Corp.	5,019	848,864
NiSource, Inc.	62,570	2,891,985
		3,740,849

Healthcare-Services - 0.2%
Centene Corp. (a)	7,927	472,449

Insurance - 10.4%
Allstate Corp.	15,684	3,232,316
Arch Capital Group Ltd. (a)	14,981	1,338,402
Berkshire Hathaway, Inc. - Class B (a)	5,991	2,842,610
Cincinnati Financial Corp.	2,575	405,356
Everest Group Ltd.	11,112	3,600,621
Loews Corp.	9,719	1,006,402
Progressive Corp.	28,669	5,458,578
Travelers Cos., Inc.	6,430	1,876,853
		19,761,138

Internet - 7.3%
Alphabet, Inc. - Class C	16,585	6,243,091
Booking Holdings, Inc.	4,100	686,463
GoDaddy, Inc. - Class A (a)	9,459	811,866
Meta Platforms, Inc. - Class A	7,570	4,788,101
Netflix, Inc. (a)	3,820	328,596
VeriSign, Inc.	3,449	984,276

		13,842,393

Leisure Time - 0.2%
Carnival Corp. Ltd.	12,933	362,900

Media - 0.7%
Fox Corp. - Class B	9,373	537,916
News Corp. - Class A	14,638	382,052
Walt Disney Co.	3,746	381,455
		1,301,423

Mining - 3.5%
Freeport-McMoRan, Inc.	19,554	1,284,893
Newmont Corp.	49,300	5,413,633
		6,698,526

Oil & Gas - 2.2%
Chevron Corp.	5,884	1,073,595
EOG Resources, Inc.	11,618	1,549,609
Expand Energy Corp.	4,749	441,562
Exxon Mobil Corp.	3,913	568,402
Marathon Petroleum Corp.	2,409	599,287
		4,232,455

Pharmaceuticals - 7.4%
Cardinal Health, Inc.	8,617	1,695,826
Cencora, Inc.	5,164	1,390,975
Eli Lilly & Co.	4,177	4,615,585
McKesson Corp.	980	727,591
Merck & Co., Inc.	26,394	3,133,496
Neurocrine Biosciences, Inc. (a)	16,690	2,642,027
		14,205,500

Real Estate - 0.5%
CBRE Group, Inc. - Class A (a)	7,019	877,656

REITS - 1.5%
Host Hotels & Resorts, Inc.	24,153	555,036
Simon Property Group, Inc.	3,552	727,840
Welltower, Inc.	7,860	1,613,894
		2,896,770

Retail - 3.5%
AutoZone, Inc. (a)	208	610,520
Costco Wholesale Corp.	5,394	5,158,390
O'Reilly Automotive, Inc. (a)	4,255	369,674
Ross Stores, Inc.	2,230	516,758
		6,655,342

Semiconductors - 9.0%
Broadcom, Inc.	1,354	604,926
Micron Technology, Inc.	10,118	9,824,578
NVIDIA Corp.	30,305	6,398,598
Teradyne, Inc.	1,049	392,651
		17,220,753

Software - 6.6%
Adobe Systems, Inc. (a)	1,873		485,500
Autodesk, Inc. (a)	1,561		361,075
Cadence Design Systems, Inc. (a)	1,209		453,290
Microsoft Corp.	15,625		7,035,000
Palantir Technologies, Inc. - Class A (a)	21,903		3,428,696
Roper Technologies, Inc.	1,489		484,714
Salesforce.com, Inc.	2,025		386,978
			12,635,253

Telecommunications - 0.7%
Arista Networks, Inc. (a)	8,360		1,333,169
TOTAL COMMON STOCKS (Cost $151,285,626)			182,216,499

EXCHANGE TRADED FUNDS - 3.8%	Shares		Value
State Street Energy Select Sector SPDR ETF (b)	34,440		1,938,628
State Street Utilities Select Sector SPDR ETF (b)	60,536		2,689,009
Vanguard Utilities ETF	14,006		2,698,396
TOTAL EXCHANGE TRADED FUNDS (Cost $7,572,105)			7,326,033

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 2.2%	Units		Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.74% (c)	4,144,105		4,144,105
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $4,144,105)			4,144,105

TOTAL INVESTMENTS - 101.6% (Cost $163,001,836)			193,686,637
Liabilities in Excess of Other Assets - (1.6)%		(0.01628)	(3,101,790)
TOTAL NET ASSETS - 100.0%			$ 190,584,847

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of May 31, 2026. The fair value of these securities was $4,010,856.
(c)	The rate shown represents the 7-day annualized yield as of May 31, 2026.

Summary of Fair Value Disclosure as of May 31, 2026 (Unaudited)

SGI U.S. Large Cap Equity Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 182,216,499	$ –	$ –	$ 182,216,499
Exchange Traded Funds	7,326,033	–	–	7,326,033
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	4,144,105
Total Investments	$ 189,542,532	$ –	$ –	$ 193,686,637

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.